Fair Value Measurement - Carrying Amount and Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and due from financial institutions, Carrying value	$ 29,858	$ 34,186	$ 45,963
Securities available for sale, Carrying value	197,905	199,613
Loans, held for sale, Carrying value	2,410	438
Loans, net of allowance for loan losses, Carrying value	900,589	844,713
Other securities, Carrying value	12,586	15,424
Bank owned life insurance, Carrying value	19,637	19,145
Accrued interest receivable, Carrying value	3,852	3,881
Fair value swap asset, Carrying value	1,721	286
Nonmaturing deposits, Carrying value	748,948	706,126
Time deposits, Carrying value	219,970	236,349
Federal Home Loan Bank advances, Carrying value	65,200	37,726
Securities sold under agreement to repurchase, Carrying value	21,613	20,053
Subordinated debentures, Carrying value	29,427	29,427
Accrued interest payable, Carrying value	126	156
Fair value swap liability, Carrying value	1,721	286
Cash and due from financial institutions, Fair value	29,858	34,186
Securities available for sale, Fair value	197,905	199,613
Loans, held for sale, Fair value	2,410	438
Loans, net of allowance for loan losses, Fair value	908,118	861,252
Other securities, Fair value	12,586	15,424
Bank owned life insurance, Fair value	19,637	19,145
Accrued interest receivable, Fair value	3,852	3,881
Fair value swap asset, Fair value	1,721	286
Nonmaturing deposits, Fair value	748,948	706,126
Time deposits, Fair value	221,263	237,837
Federal Home Loan Bank advances	65,399	38,767
Securities sold under agreement to repurchase, Fair value	21,613	20,053
Subordinated debentures, Fair value	24,688	20,605
Accrued interest payable, Fair value	126	156
Fair value swap liability, Fair value	1,721	286
(Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and due from financial institutions, Fair value	29,858	34,186
Loans, held for sale, Fair value	2,410	438
Other securities, Fair value	12,586	15,424
Bank owned life insurance, Fair value	19,637	19,145
Accrued interest receivable, Fair value	3,852	3,881
Nonmaturing deposits, Fair value	748,948	706,126
Securities sold under agreement to repurchase, Fair value	21,613	20,053
Accrued interest payable, Fair value	126	156
(Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, Carrying value	197,905	199,613
Fair value swap asset, Carrying value	1,721	286
Securities available for sale, Fair value	197,905	199,613
Fair value swap asset, Fair value	1,721	286
Fair value swap liability, Fair value	1,721	286
(Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans, net of allowance for loan losses, Fair value	908,118	861,252
Time deposits, Fair value	221,263	237,837
Federal Home Loan Bank advances	65,399	38,767
Subordinated debentures, Fair value	$ 24,688	$ 20,605